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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-21042

                   Morgan Stanley Small-Mid Special Value Fund
               (Exact name of registrant as specified in charter)

              1221 Avenue of the Americas, New York, New York 10020
               (Address of principal executive offices) (Zip code)

                                Ronald E. Robison
              1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-762-4000

                     Date of fiscal year end: April 30, 2007

                   Date of reporting period: January 31, 2007

ITEM 1. SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:
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MORGAN STANLEY SMALL-MID SPECIAL VALUE FUND
PORTFOLIO OF INVESTMENTS JANUARY 31, 2007 (UNAUDITED)

  NUMBER OF
   SHARES                                                                                                                VALUE
------------                                                                                                        --------------
               COMMON STOCKS (93.2%)
               Aerospace & Defense (8.2%)
      51,600   Alliant Techsystems, Inc. *                                                                          $    4,179,600
      57,700   DRS Technologies, Inc.                                                                                    3,196,580
     128,700   Empresa Brasileira de Aeronautica S.A. (ADR) (Brazil)                                                     5,218,785
      93,700   Goodrich Corp.                                                                                            4,593,174
                                                                                                                    --------------
                                                                                                                        17,188,139
                                                                                                                    --------------
               Agricultural Commodities/Milling (1.2%)
      75,200   Corn Products International, Inc.                                                                         2,575,600
                                                                                                                    --------------
               Beverages: Alcoholic (1.6%)
      41,300   Molson Coors Brewing Co. (Class B)                                                                        3,337,040
                                                                                                                    --------------
               Broadcasting (1.1%)
     192,200   Sinclair Broadcast Group, Inc. (Class A)                                                                  2,262,194
                                                                                                                    --------------
               Chemicals: Agricultural (1.8%)
     110,200   Agrium Inc. (Canada)                                                                                      3,821,736
                                                                                                                    --------------
               Chemicals: Specialty (1.5%)
      55,000   Cytec Industries, Inc.                                                                                    3,202,100
                                                                                                                    --------------
               Commercial Printing/Forms (3.9%)
     154,600   Cenveo Inc. *                                                                                             3,614,548
     123,800   Donnelley (R.R.) & Sons Co.                                                                               4,592,980
                                                                                                                    --------------
                                                                                                                         8,207,528
                                                                                                                    --------------
               Computer Peripherals (1.2%)
      75,100   Zebra Technologies Corp. (Class A) *                                                                      2,603,717
                                                                                                                    --------------
               Containers/Packaging (4.0%)
     187,700   Owens-Illinois, Inc. *                                                                                    4,178,202
     393,400   Smurfit-Stone Container Corp. *                                                                           4,248,720
                                                                                                                    --------------
                                                                                                                         8,426,922
                                                                                                                    --------------
               Data Processing Services (5.0%)
      62,100   Computer Sciences Corp. *                                                                                 3,257,766
     138,600   Convergys Corp. *                                                                                         3,609,144
      86,576   Fidelity National Information Services, Inc.                                                              3,681,212
                                                                                                                    --------------
                                                                                                                        10,548,122
                                                                                                                    --------------
               Electric Utilities (1.0%)
      71,600   PNM Resources Inc.                                                                                        2,182,368
                                                                                                                    --------------
               Electrical Products (3.4%)
     164,600   Belden CDT Inc.                                                                                           7,118,950
                                                                                                                    --------------
               Finance/Rental/Leasing (1.6%)
     128,900   Avis Budget Group, Inc.                                                                                   3,281,794
                                                                                                                    --------------
               Financial Conglomerates (2.7%)
     289,700   Conseco Inc. *                                                                                            5,750,545
                                                                                                                    --------------

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
               Gas Distributors (2.1%)
      26,800   AGL Resources, Inc.                                                                                       1,053,240
     124,700   UGI Corp.                                                                                                 3,418,027
                                                                                                                    --------------
                                                                                                                         4,471,267
                                                                                                                    --------------
               Home Furnishings (1.0%)
      58,600   Jarden Corp. *                                                                                            2,148,862
                                                                                                                    --------------
               Industrial Machinery (1.6%)
      54,700   Kennametal Inc.                                                                                           3,380,460
                                                                                                                    --------------
               Medical Specialties (1.5%)
      56,900   Waters Corp. *                                                                                            3,225,661
                                                                                                                    --------------
               Medical/Nursing Services (2.3%)
     170,060   Apria Healthcare Group, Inc. *                                                                            4,722,566
                                                                                                                    --------------
               Miscellaneous Commercial Services (5.6%)
      58,000   Brink's Co. (The)                                                                                         3,604,700
      68,877   Geo Group Inc. (The) *                                                                                    3,018,190
     171,740   MAXIMUS, Inc.                                                                                             5,177,961
                                                                                                                    --------------
                                                                                                                        11,800,851
                                                                                                                    --------------
               Movies/Entertainment (0.6%)
     322,900   Crown Media Holdings, Inc. (Class A) *                                                                    1,317,432
                                                                                                                    --------------
               Office Equipment/Supplies (3.4%)
     294,904   ACCO Brands Corp. *                                                                                       7,116,034
                                                                                                                    --------------
               Oil & Gas Production (1.4%)
      70,000   Pioneer Natural Resources Co.                                                                             2,870,000
                                                                                                                    --------------
               Oilfield Services/Equipment (4.1%)
      77,600   Cameron International Corp. *                                                                             4,074,000
      60,660   Superior Energy Services, Inc. *                                                                          1,839,211
      44,020   Universal Compression Holdings, Inc. *                                                                    2,660,569
                                                                                                                    --------------
                                                                                                                         8,573,780
                                                                                                                    --------------
               Other Transportation (1.5%)
     105,600   Laidlaw International Inc.                                                                                3,137,376
                                                                                                                    --------------
               Packaged Software (2.9%)
     251,600   Compuware Corp. *                                                                                         2,256,852
     249,376   MSC. Software Corp. *                                                                                     3,915,203
                                                                                                                    --------------
                                                                                                                         6,172,055
                                                                                                                    --------------
               Property - Casualty Insurers (3.4%)
      35,600   Everest Re Group, Ltd. (Bermuda)                                                                          3,332,160
       6,400   White Mountains Insurance Group, Ltd. (Bermuda)                                                           3,710,080
                                                                                                                    --------------
                                                                                                                         7,042,240
                                                                                                                    --------------
               Pulp & Paper (1.8%)
     123,200   MeadWestvaco Corp.                                                                                        3,713,248
                                                                                                                    --------------
               Railroads (0.8%)
      52,700   American Railcar Industries, Inc.                                                                         1,564,136
                                                                                                                    --------------

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
               Real Estate Investment Trusts (2.6%)
     208,400   Host Hotels & Resorts Inc.                                                                                5,516,348
                                                                                                                    --------------
               Regional Banks (1.5%)
      37,800   Zions Bancorporation                                                                                      3,206,196
                                                                                                                    --------------
               Restaurants (1.4%)
     176,100   AFC Enterprises, Inc. *                                                                                   2,951,436
                                                                                                                    --------------
               Semiconductors (1.5%)
     131,900   Intersil Corp. (Class A)                                                                                  3,107,564
                                                                                                                    --------------
               Services to the Health Industry (1.8%)
     132,100   IMS Health Inc.                                                                                           3,812,406
                                                                                                                    --------------
               Specialty Insurance (7.2%)
      85,300   Assurant, Inc.                                                                                            4,740,974
     112,002   Fidelity National Financial, Inc. (Class A)                                                               2,658,927
       8,900   Markel Corp. *                                                                                            4,317,390
      69,000   PMI Group, Inc. (The)                                                                                     3,299,580
                                                                                                                    --------------
                                                                                                                        15,016,871
                                                                                                                    --------------
               Specialty Stores (1.5%)
      99,100   PetSmart, Inc.                                                                                            3,026,514
                                                                                                                    --------------
               Specialty Telecommunications (1.7%)
      77,000   CenturyTel, Inc.                                                                                          3,452,680
                                                                                                                    --------------
               Tools/Hardware (1.8%)
      77,600   Snap-On, Inc.                                                                                             3,741,096
                                                                                                                    --------------
               TOTAL COMMON STOCKS
                  (Cost $142,365,637)                                                                                  195,593,834
                                                                                                                    --------------

  PRINCIPAL
   AMOUNT                                                                                     MATURITY
IN THOUSANDS                                                                    COUPON RATE     DATE
------------                                                                    -----------   --------
               CONVERTIBLE BOND (1.4%)
               Biotechnology
$      3,400   Invitrogen Corp. (Cost $2,979,630)                                   1.50%     02/15/24                   2,996,250
                                                                                                                    --------------
               SHORT-TERM INVESTMENTS (5.2%)
               REPURCHASE AGREEMENTS
      10,352   Joint repurchase agreement account (dated 01/31/07; proceeds
                  $10,353,513) (a)                                                  5.26      02/01/07
               (Cost $10,352,000)                                                                                       10,352,000
         515   The Bank of New York (dated 01/31/07; proceeds $514,881) (b)        5.125      02/01/07
               (Cost $514,808)                                                                                             514,808
                                                                                                                    --------------
               TOTAL SHORT-TERM INVESTMENTS
                  (Cost $10,866,808)                                                                                    10,866,808
                                                                                                                    --------------
               TOTAL INVESTMENTS
                  (Cost $156,212,075) (c)                                                                    99.8%     209,456,892
               OTHER ASSETS IN EXCESS OF LIABILITIES                                                          0.2          340,273
                                                                                                            -----   --------------
               NET ASSETS                                                                                   100.0%  $  209,797,165
                                                                                                            =====   ==============

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----------
ADR  American Depositary Receipt.

*    Non-income producing security.

(a)  Collateralized by federal agency and U.S. Treasury obligations.

(b) Collateralized by Federal National Mortgage Assoc. 5.50% due 08/01/36 valued at $525,104.

(c) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $53,927,032 and the aggregate gross unrealized depreciation is $682,215, resulting in net unrealized appreciation of $53,244,817.
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ITEM 2. CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.


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                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Small-Mid Special Value Fund


/s/ Ronald E. Robison
-------------------------------------
Ronald E. Robison
Principal Executive Officer
March 22, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Ronald E. Robison
-------------------------------------
Ronald E. Robison
Principal Executive Officer
March 22, 2007


/s/ Francis Smith
-------------------------------------
Francis Smith
Principal Financial Officer
March 22, 2007


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